Filed Pursuant to Rule 497(e)
1933 Act File No. 333-78275
1940 Act File No. 811-09303

EXPLANATORY NOTE

On behalf of Kinetics Mutual Funds, Inc. and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement to the Summary Prospectus, Prospectus and Statement of Additional Information dated April 30, 2014, for the Kinetics Multi-Disciplinary Income Fund (formerly, Kinetics Multi-Disciplinary Fund), filed pursuant to Rule 497(e) on July 7, 2014.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary provided in the 497(e) filing (Accession Number 0000894189-14-003090).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE